Convertible Notes Payable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Summary of future minimum monthly note payments
2013	$ 450,428	$ 12,105
2014	166,205	12,703
2015	13,821	13,330
2016	8,375	13,988
2017		4,815
Total	$ 638,829	$ 56,941